13F-HR
12/30/04

0000889780
koong@h3

NONE
1
Michael A. Chisek
212-446-9330

mchisek@dccap.com

13F-HR
Form 13F Holdings Report

					UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.) : 	[  ] is a restatement.
	[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	D. C. Capital Partners, L.P.
Address:	800 Third Avenue
	40th Floor
	New York, NY  10022

13F File Number:	28-6726

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Michael A. Chisek
Title:		Managing Director
Phone:		212-446-9330
Signature, Place, and Date of Signing:

	Michael A. Chisek	New York, New York January 25, 2005

Report Type (Check only one.):

[ X]			13F HOLDINGS REPORT
[  ]			13F NOTICE
[  ]			13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.  /s/ Michael A. Chisek

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total: 21

Form 13F Information Table Value total:	$159,979

List of Other Included Managers:

No.	13F File Number		Name



















FORM 13F INFORMATION TABLE





























































NAME OF ISSUER

TITLE OF
CLASS

CUSIP

VALUE

SHARES/

SH/

PUT/

INVSTMT

OTHER

VOTING
AUTHORITY








(x$1000)

PRN AMT

PRN

CALL

DISCRETN

MANAGERS

SOLE
SHARED
NONE
































AMR

COM

001765106

10950

1000000

SH



Sole



1000000


Abercrombie and Fitch Co.

COM

002896207

5010

106700

SH



Sole



106700


Advance Auto Parts Inc

COM

00751Y106

5539

126800

SH



Sole



126800


Amgen Inc

COM

031162100

17280

269365

SH



Sole



269365


Armstrong Holdings Inc.

COM

042384107

1714

680100

SH



Sole



680100


BE Aerospace

COM

073302101

13386

1150000

SH



Sole



1150000


Calpine Corporation

COM

131347106

8865

2250000

SH



Sole



2250000


Caremarx RX

COM

141705103

9858

250000

SH



Sole



250000


EMC Corporation

COM

268648102

8922

600000

SH



Sole



600000


Flowserve Corporation

COM

34354P105

11016

400000

SH



Sole



400000


Home Depot Inc

COM

437076102

10685

250000

SH



Sole



250000


Martek Biosciences Corp

COM

572901106

4096

80000

SH



Sole



80000


Medtronic Inc

COM

585055106

5960

120000

SH



Sole



120000


Par Pharmaceutical

COM

69888P106

2897

70000

SH



Sole



70000


Quest Diagnostics Inc

COM

74834L100

7644

80000

SH



Sole



80000


Sanmina-SCI Corp

COM

800907107

6434

759619

SH



Sole



759619


Siebel Systems Inc

COM

826170102

2518

240000

SH



Sole



240000


Solutia

COM

834376105

3652

3121000

SH



Sole



3121000


Teva Pharmaceutical

COM

881624209

6420

215000

SH



Sole



215000


Titanium Metals
Corporation

COM

888339108

14581

604000

SH



Sole



604000


Whitehall Jewellers Inc

COM

965063100

2555

319000

SH



Sole



319000

